Innovator S&P Investment Grade Preferred ETF
Schedule of Investments
July 31, 2025 (Unaudited)

PREFERRED STOCKS - 75.7%	Shares	Value
Banks - 39.7%(a)
Bank of America Corp.	–	$–
Series 02, 5.24% (3 mo. Term SOFR + 0.91%), Perpetual	13,902	$285,269
Series 4, 5.34% (3 mo. Term SOFR + 1.01%), Perpetual	12,850	274,990
Series 5, 5.08% (3 mo. Term SOFR + 0.76%), Perpetual	13,712	285,210
Series E, 4.94% (3 mo. Term SOFR + 0.61%), Perpetual	13,016	276,460
Series GG, 6.00%, Perpetual	11,207	282,641
Series HH, 5.88%, Perpetual	11,565	283,689
Series KK, 5.38%, Perpetual	12,763	279,893
Series LL, 5.00%, Perpetual	13,706	280,288
Series NN, 4.38%, Perpetual	15,592	277,693
Series PP, 4.13%, Perpetual	16,399	276,159
Series QQ, 4.25%, Perpetual	16,062	283,334
Series SS, 4.75%, Perpetual	14,303	279,910
Bank of New York Mellon Corp., Series K, 6.15% to 03/20/2030 then 5 yr. CMT Rate + 2.16%, Perpetual	130,736	3,375,603
Cullen/Frost Bankers, Inc., Series B, 4.45%, Perpetual	190,048	3,303,034
JPMorgan Chase & Co.	–	$–
Series DD, 5.75%, Perpetual	22,829	572,095
Series EE, 6.00%, Perpetual (b)	22,192	565,896
Series GG, 4.75%, Perpetual	27,398	557,823
Series JJ, 4.55%, Perpetual	28,944	560,066
Series LL, 4.63%, Perpetual	28,262	557,044
Series MM, 4.20%, Perpetual (b)	30,692	560,436
Morgan Stanley	–	$–
Series A, 5.28% (3 mo. Term SOFR + 0.96%), Perpetual	17,403	379,385
Series E, 7.13% (3 mo. LIBOR US + 4.32%), Perpetual (c)	14,789	376,084
Series F, 6.88% (3 mo. LIBOR US + 3.94%), Perpetual (c)	14,961	377,765
Series I, 6.38% (3 mo. LIBOR US + 3.71%), Perpetual (c)	14,960	372,953
Series K, 5.85% (3 mo. LIBOR US + 3.49%), Perpetual (c)	15,618	372,021
Series L, 4.88%, Perpetual	18,655	374,033
Series O, 4.25%, Perpetual (b)	21,490	374,141
Series P, 6.50%, Perpetual	14,493	371,021
Series Q, 6.63%, Perpetual (b)	14,327	369,063
Northern Trust Corp., Series E, 4.70%, Perpetual	169,747	3,428,889
State Street Corp., Series G, 5.35% (3 mo. LIBOR US + 3.71%), Perpetual (c)	152,192	3,430,408
Truist Financial Corp.	–	$–
Series O, 5.25%, Perpetual	79,046	1,716,089
Series R, 4.75%, Perpetual	87,741	1,699,543
UMB Financial Corp., 7.75% to 07/15/2030 then 5 yr. CMT Rate + 3.74%, Perpetual	130,083	3,408,175
US Bancorp	–	$–
Series B*, 5.18% (3 mo. Term SOFR + 0.86%), Perpetual	33,479	689,667
Series K, 5.50%, Perpetual	29,756	688,256
Series L, 3.75%, Perpetual	43,874	680,047
Series M, 4.00%, Perpetual (b)	40,928	673,266
Series O, 4.50%, Perpetual (b)	36,103	684,874
		33,883,213

Diversified Financial Services - 8.0%
Charles Schwab Corp.	–	$–
Series D, 5.95%, Perpetual	68,104	1,701,919
Series J, 4.45%, Perpetual (b)	87,416	1,703,738
Voya Financial, Inc., Series B, 5.35% to 09/15/2029 then 5 yr. CMT Rate + 3.21%, Perpetual	138,493	3,413,852
		6,819,509

Insurance - 28.0%(a)
Arch Capital Group Ltd.	–	$–
Series F, 5.45%, Perpetual	81,757	1,694,005
Series G, 4.55%, Perpetual	99,904	1,738,330
Athene Holding Ltd.	–	$–
Series A, 6.35% to 6/30/2029 then 3 mo. LIBOR US + 4.25%, Perpetual (c)	33,915	844,144
Series B, 5.63%, Perpetual	41,829	837,835
Series D, 4.88%, Perpetual	49,226	845,210
Series E, 7.75% (5 yr. CMT Rate + 3.96%), Perpetual	32,187	845,231
Axis Capital Holdings Ltd., Series E, 5.50%, Perpetual	166,984	3,434,861
Equitable Holdings, Inc.	–	$–
Series A, 5.25%, Perpetual	81,837	1,692,389
Series C, 4.30%, Perpetual	100,617	1,694,390
Hartford Insurance Group, Inc., Series G, 6.00%, Perpetual	134,636	3,387,442
MetLife, Inc.	–	$–
Series A, 5.58% (3 mo. Term SOFR + 1.26%), Perpetual	47,767	1,142,587
Series E, 5.63%, Perpetual (b)	47,109	1,135,327
Series F, 4.75%, Perpetual	56,639	1,146,940
RenaissanceRe Holdings Ltd.	–	$–
Series F, 5.75%, Perpetual	78,460	1,730,043
Series G, 4.20%, Perpetual	105,839	1,705,066
		23,873,800
TOTAL PREFERRED STOCKS (Cost $74,441,516)		64,576,522

CONVERTIBLE PREFERRED STOCKS - 12.1%	Shares	Value
Diversified Financial Services - 8.0%
Apollo Global Management, Inc., 6.75%, 07/31/2026	44,187	$3,366,166
Ares Management Corp., Series B, 6.75%, 10/01/2027	61,530	3,482,598
		6,848,764

Private Equity - 4.1%
KKR & Co., Inc., Series D, 6.25%, 03/01/2028	61,008	3,504,909
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $9,175,261)		10,353,673

REAL ESTATE INVESTMENT TRUSTS - PREFERRED - 12.1%	Shares	Value
REITS - 12.1%
Agree Realty Corp., Series A, 4.25%, Perpetual	195,877	3,371,043
Kimco Realty Corp.	–	$–
Series L, 5.13%, Perpetual	85,130	1,740,909
Series M, 5.25%, Perpetual	83,823	1,749,386
Public Storage	–	$–
Series F, 5.15%, Perpetual	14,736	313,730
Series G, 5.05%, Perpetual	15,017	311,002
Series H, 5.60%, Perpetual	13,401	313,986
Series I, 4.88%, Perpetual	15,715	310,371
Series J, 4.70%, Perpetual	16,315	312,106
Series L, 4.63%, Perpetual	16,455	311,493
Series N, 3.88%, Perpetual	19,712	309,478
Series O, 3.90%, Perpetual	19,524	306,917
Series P, 4.00%, Perpetual	19,184	313,850
Series R, 4.00%, Perpetual	19,172	312,887
Series S, 4.10%, Perpetual	18,626	309,937
TOTAL REAL ESTATE INVESTMENT TRUSTS - PREFERRED (Cost $12,769,512)		10,287,095

SHORT-TERM INVESTMENTS - 4.2%		Value
Investments Purchased with Proceeds from Securities Lending - 4.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.58%(d)	3,582,577	3,582,577
TOTAL SHORT-TERM INVESTMENTS (Cost $3,582,577)		3,582,577

TOTAL INVESTMENTS - 104.1% (Cost $99,968,866)		88,799,867
Money Market Deposit Account - 0.6% (e)		514,697
Liabilities in Excess of Other Assets - (4.7)%		(4,005,873)
TOTAL NET ASSETS - 100.0%		$85,308,691
two		–%
Percentages are stated as a percent of net assets.		–%

CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LLC - Limited Liability Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	All or a portion of this security is on loan as of July 31, 2025. The fair value of these securities was $3,501,848.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2025 was 4.20%.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Innovator S&P Investment Grade Preferred ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Preferred Stocks	$64,576,522	$–	$–	$64,576,522
Convertible Preferred Stocks	10,353,673	–	–	10,353,673
Real Estate Investment Trusts - Preferred	10,287,095	–	–	10,287,095
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	3,582,577
Total Investments	$85,217,290	$–	$–	$88,799,867

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,582,577 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of July 31, 2025 (% of Net Assets)

Preferred Stocks	$64,576,522	75.7%
Convertible Preferred Stocks	10,353,673	12.1
Real Estate Investment Trusts - Preferred	10,287,095	12.1
Investments Purchased with Proceeds from Securities Lending	3,582,577	4.2
Money Market Deposit Account	514,697	0.6
Liabilities in Excess of Other Assets	(4,005,873)	(4.7)
	$85,308,691	100.0%